Schedule of amortization rates (Details) Pure in Thousands	12 Months Ended
Dec. 31, 2021
Licences [member]
IfrsStatementLineItems [Line Items]
Amortization rates	2000.00%
Authorizations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	500.00%
Authorizations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	5000.00%
Righ To Use Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Amortization rates	500.00%
Other intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	700.00%
Other intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	1000.00%